Fees Summary	Apr. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Fee Amount	$ 3,351.44
Interest Amount	161.14
Total Offset Amount	5,706.15
Net Fee	$ 0.00
Total Fee and Interest Amount	3,512.58